GOTHAM INDEX PLUS FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 95.7%
Automobiles & Components — 1.2%
BorgWarner, Inc.(a)	42,265	$1,633,120
Ford Motor Co.	147,387	1,295,532
General Motors Co.	51,292	2,135,799

		5,064,451

Banks — 2.6%
Bank of America Corp.(a)	56,382	1,708,938
Citigroup, Inc.	4,327	266,803
Fifth Third Bancorp(a)	57,214	1,577,390
First Republic Bank	4,457	654,867
JPMorgan Chase & Co.(a)	13,948	1,772,372
PNC Financial Services Group, Inc. (The)(a)	9,905	1,475,845
SVB Financial Group*	3,490	1,353,527
Truist Financial Corp.	8,831	423,270
US Bancorp	5,052	235,373
Wells Fargo & Co.	64,878	1,958,018

		11,426,403

Capital Goods — 11.5%
3M Co.	11,637	2,034,031
AMETEK, Inc.	10,470	1,266,242
Carrier Global Corp.	26,743	1,008,746
Caterpillar, Inc.	9,114	1,658,930
Cummins, Inc.	8,046	1,827,247
Deere & Co.	3,072	826,522
Dover Corp.	13,681	1,727,226
Eaton Corp. PLC (Ireland)	8,684	1,043,296
Emerson Electric Co.(a)	20,836	1,674,589
Flowserve Corp.(a)	59,216	2,182,110
Fortive Corp.	7,125	504,592
Fortune Brands Home & Security, Inc.	13,311	1,141,019
General Dynamics Corp.	3,612	537,538
Honeywell International, Inc.(a)	10,919	2,322,471
Howmet Aerospace, Inc.(a)	128,734	3,674,068
Illinois Tool Works, Inc.	2,319	472,798
Johnson Controls International PLC (Ireland)	28,512	1,328,374
L3Harris Technologies, Inc.	2,249	425,106
Lockheed Martin Corp.(a)	7,071	2,510,064
Masco Corp.(a)	31,901	1,752,322
Northrop Grumman Corp.	1,116	340,068
Otis Worldwide Corp.	10,893	735,822
PACCAR, Inc.	4,435	382,652
Parker-Hannifin Corp.	3,776	1,028,620
Pentair PLC (Ireland)	43,933	2,332,403

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Quanta Services, Inc.(a)	60,924	$4,387,746
Raytheon Technologies Corp.	2,778	198,655
Roper Technologies, Inc.	705	303,918
Snap-on, Inc.(a)	13,442	2,300,464
Stanley Black & Decker, Inc.	4,036	720,668
Trane Technologies PLC (Ireland)	7,427	1,078,103
TransDigm Group, Inc.(a) *	5,232	3,237,823
United Rentals, Inc.*	8,315	1,928,332
WW Grainger, Inc.	1,761	719,087

		49,611,652

Commercial & Professional Services — 1.4%
Cintas Corp.(a)	4,668	1,649,951
IHS Markit Ltd. (Bermuda)	9,234	829,490
Nielsen Holdings PLC (United Kingdom)	41,617	868,547
Republic Services, Inc.	13,301	1,280,886
Robert Half International, Inc.	9,657	603,369
Waste Management, Inc.	8,152	961,365

		6,193,608

Consumer Durables & Apparel — 3.1%
DR Horton, Inc.	10,628	732,482
Garmin Ltd. (Switzerland)	2,373	283,953
Hanesbrands, Inc.	117,227	1,709,170
Leggett & Platt, Inc.	8,567	379,518
Lennar Corp., Class A	1,635	124,636
Mohawk Industries, Inc.*	7,913	1,115,337
Newell Brands, Inc.	22,371	474,936
NIKE, Inc., Class B	10,123	1,432,101
PulteGroup, Inc.	29,218	1,259,880
PVH Corp.(a)	52,894	4,966,218
Tapestry, Inc.	2,656	82,548
Whirlpool Corp.	4,415	796,863

		13,357,642

Consumer Services — 1.5%
Hilton Worldwide Holdings, Inc.	2,864	318,649
McDonald’s Corp.(a)	10,865	2,331,412
MGM Resorts International	59,022	1,859,783
Yum! Brands, Inc.(a)	18,532	2,011,834

		6,521,678

Diversified Financials — 3.9%
American Express Co.	1,561	188,740
Berkshire Hathaway, Inc., Class B*	996	230,943
BlackRock, Inc.	687	495,698

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Discover Financial Services(a)	33,938	$3,072,407
Franklin Resources, Inc.(a)	63,913	1,597,186
Goldman Sachs Group, Inc. (The)(a)	7,685	2,026,611
Intercontinental Exchange, Inc.	6,083	701,309
Invesco Ltd. (Bermuda)	188,620	3,287,647
Moody’s Corp.	1,663	482,669
Nasdaq, Inc.	9,115	1,209,925
S&P Global, Inc.(a)	8,083	2,657,125
T Rowe Price Group, Inc.	7,048	1,066,997

		17,017,257

Energy — 3.7%
Apache Corp.(a)	128,554	1,824,181
Chevron Corp.(a)	35,893	3,031,164
Concho Resources, Inc.	4,828	281,714
ConocoPhillips(a)	34,185	1,367,058
EOG Resources, Inc.	26,243	1,308,738
Halliburton Co.(a)	130,501	2,466,469
Kinder Morgan, Inc.(a)	121,389	1,659,388
Marathon Petroleum Corp.	4,792	198,197
National Oilwell Varco, Inc.*	89,543	1,229,425
Phillips 66	840	58,750
TechnipFMC PLC (United Kingdom)	146,740	1,379,356
Williams Cos., Inc. (The)	56,469	1,132,203

		15,936,643

Food & Staples Retailing — 1.3%
Kroger Co. (The)	9,900	314,424
Sysco Corp.	13,928	1,034,293
Walgreens Boots Alliance, Inc.	9,327	371,961
Walmart, Inc.(a)	27,685	3,990,793

		5,711,471

Food, Beverage & Tobacco — 4.0%
Altria Group, Inc.(a)	36,547	1,498,427
Archer-Daniels-Midland Co.	11,678	588,688
Campbell Soup Co.	13,764	665,489
Coca-Cola Co. (The)(a)	57,055	3,128,896
Conagra Brands, Inc.	22,940	831,804
Constellation Brands, Inc., Class A(a)	11,057	2,422,036
General Mills, Inc.	15,343	902,168
JM Smucker Co. (The)	9,323	1,077,739
Kellogg Co.	14,294	889,516
Kraft Heinz Co. (The)(a)	50,711	1,757,643
Molson Coors Beverage Co., Class B	9,818	443,675

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A	3,182	$186,052
PepsiCo, Inc.	2,851	422,803
Philip Morris International, Inc.	12,930	1,070,475
Tyson Foods, Inc., Class A	23,399	1,507,832

		17,393,243

Health Care Equipment & Services — 5.1%
Abbott Laboratories	8,391	918,731
AmerisourceBergen Corp.	8,567	837,510
Anthem, Inc.(a)	3,808	1,222,711
Cigna Corp.	138	28,729
CVS Health Corp.	17,198	1,174,623
Danaher Corp.	6,578	1,461,237
DaVita, Inc.*	6,890	808,886
DENTSPLY SIRONA, Inc.	21,296	1,115,059
HCA Healthcare, Inc.	2,067	339,939
Henry Schein, Inc.*	983	65,723
Hologic, Inc.(a) *	34,741	2,530,187
Humana, Inc.	1,757	720,844
McKesson Corp.	3,433	597,067
Medtronic PLC (Ireland)	18,706	2,191,221
Quest Diagnostics, Inc.	4,703	560,456
ResMed, Inc.	556	118,183
STERIS PLC (Ireland)	3,863	732,193
Stryker Corp.	5,407	1,324,931
UnitedHealth Group, Inc.	3,902	1,368,353
Universal Health Services, Inc., Class B	8,095	1,113,062
Varian Medical Systems, Inc.*	10,805	1,890,983
West Pharmaceutical Services, Inc.	2,408	682,210
Zimmer Biomet Holdings, Inc.	30	4,623

		21,807,461

Household & Personal Products — 1.8%
Clorox Co. (The)	2,992	604,145
Colgate-Palmolive Co.	15,667	1,339,685
Estee Lauder Cos., Inc. (The), Class A	1,549	412,328
Kimberly-Clark Corp.	7,219	973,338
Procter & Gamble Co. (The)(a)	33,380	4,644,493

		7,973,989

Insurance — 2.4%
Aflac, Inc.	16,949	753,722
Aon PLC, Class A (Ireland)	8,083	1,707,695
Arthur J Gallagher & Co.	4,873	602,839

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Assurant, Inc.	1,493	$203,376
Cincinnati Financial Corp.(a)	13,255	1,158,089
Globe Life, Inc.	1,688	160,292
Hartford Financial Services Group,
Inc. (The)	8,333	408,150
Loews Corp.	608	27,372
Marsh & McLennan Cos., Inc.	15,565	1,821,105
MetLife, Inc.	23,642	1,109,992
Progressive Corp. (The)	3,373	333,522
Prudential Financial, Inc.	14,392	1,123,583
Travelers Cos., Inc. (The)	4,607	646,685
WR Berkley Corp.	6,198	411,671

		10,468,093

Materials — 5.7%
Amcor PLC (Jersey)	101,476	1,194,373
Avery Dennison Corp.	575	89,188
Celanese Corp.	14,013	1,820,849
CF Industries Holdings, Inc.(a)	67,559	2,615,209
Dow, Inc.	12,085	670,718
DuPont de Nemours, Inc.(a)	54,046	3,843,211
Eastman Chemical Co.	7,372	739,264
Ecolab, Inc.(a)	3,388	733,028
FMC Corp.	7,170	824,048
Freeport-McMoRan, Inc.	11,793	306,854
International Paper Co.	23,461	1,166,481
Linde PLC (Ireland)	7,847	2,067,763
LyondellBasell Industries NV, Class A (Netherlands)	12,082	1,107,436
Martin Marietta Materials, Inc.	1,622	460,599
Mosaic Co. (The)	50,873	1,170,588
Newmont Corp.	6,055	362,634
Nucor Corp.	9,799	521,209
PPG Industries, Inc.(a)	11,422	1,647,281
Sealed Air Corp.(a)	53,977	2,471,607
Sherwin-Williams Co. (The)	979	719,477

		24,531,817

Media & Entertainment — 5.3%
Activision Blizzard, Inc.	5,158	478,920
Alphabet, Inc., Class A(a) *	2,936	5,145,751
Charter Communications, Inc., Class A*	449	297,036
Comcast Corp., Class A(a)	30,663	1,606,741
Discovery, Inc., Class A*	9,052	272,375

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Electronic Arts, Inc.	2,198	$315,633
Facebook, Inc., Class A(a) *	31,996	8,740,027
Fox Corp., Class A	32,013	932,219
Interpublic Group of Cos., Inc. (The)	24,784	582,920
Netflix, Inc.*	2,833	1,531,888
Omnicom Group, Inc.	3,163	197,276
Take-Two Interactive Software, Inc.*	785	163,115
Twitter, Inc.*	5,519	298,854
Walt Disney Co. (The)(a) *	11,560	2,094,441

		22,657,196

Pharmaceuticals, Biotechnology & Life Sciences — 4.8%
AbbVie, Inc.	21,308	2,283,152
Agilent Technologies, Inc.	9,962	1,180,397
Alexion Pharmaceuticals, Inc.*	9,098	1,421,471
Amgen, Inc.	1,143	262,799
Biogen, Inc.*	1,980	484,823
Bristol-Myers Squibb Co.	12,836	796,217
Gilead Sciences, Inc.	19,975	1,163,744
Illumina, Inc.*	943	348,910
Incyte Corp.*	1,469	127,774
Johnson & Johnson	11,674	1,837,254
Merck & Co., Inc.(a)	31,383	2,567,129
PerkinElmer, Inc.	6,557	940,930
Pfizer, Inc.(a)	92,593	3,408,348
Regeneron Pharmaceuticals, Inc.*	987	476,830
Thermo Fisher Scientific, Inc.(a)	5,010	2,333,558
Viatris, Inc.*	63,684	1,193,438

		20,826,774

Real Estate — 3.3%
Alexandria Real Estate Equities, Inc., REIT	5,742	1,023,339
American Tower Corp., REIT	2,878	645,996
AvalonBay Communities, Inc., REIT	4,494	720,972
Boston Properties, Inc., REIT	4,046	382,468
CBRE Group, Inc., Class A*	7,422	465,508
Crown Castle International Corp., REIT	2,855	454,487
Extra Space Storage, Inc., REIT	136	15,757
Mid-America Apartment Communities, Inc., REIT	9,996	1,266,393
Prologis, Inc., REIT	6,316	629,453
Public Storage, REIT	2,567	592,797
Realty Income Corp., REIT	8,222	511,162

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (Continued)
SBA Communications Corp., REIT	745	$210,187
Simon Property Group, Inc., REIT	11,656	994,024
Welltower, Inc., REIT	16,801	1,085,681
Weyerhaeuser Co., REIT(a)	151,198	5,069,669

		14,067,893

Retailing — 8.9%
Advance Auto Parts, Inc.	6,040	951,360
Amazon.com, Inc.(a) *	4,744	15,450,876
AutoZone, Inc.*	909	1,077,565
Best Buy Co., Inc.	5,816	580,379
Booking Holdings, Inc.*	182	405,363
Dollar General Corp.	6,236	1,311,431
eBay, Inc.(a)	46,443	2,333,761
Gap, Inc. (The)*	101,640	2,052,112
Genuine Parts Co.	12,530	1,258,388
Home Depot, Inc. (The)(a)	12,437	3,303,516
L Brands, Inc.	52,712	1,960,359
LKQ Corp.*	46,629	1,643,206
Lowe’s Cos., Inc.	10,104	1,621,793
O’Reilly Automotive, Inc.*	2,537	1,148,170
Target Corp.	8,510	1,502,270
Tractor Supply Co.(a)	12,932	1,817,981

		38,418,530

Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc.	19,968	1,723,238
Broadcom, Inc.(a)	4,971	2,176,552
Intel Corp.	23,685	1,179,987
KLA Corp.	2,765	715,886
Lam Research Corp.	1,100	519,497
Maxim Integrated Products, Inc.	8,236	730,121
Micron Technology, Inc.*	7,395	555,956
NVIDIA Corp.(a)	3,615	1,887,753
Qorvo, Inc.*	1,791	297,790
QUALCOMM, Inc.	11,325	1,725,250
Skyworks Solutions, Inc.	5,468	835,948
Texas Instruments, Inc.(a)	10,481	1,720,247

		14,068,225

Software & Services — 12.0%
Accenture PLC, Class A (Ireland)	11,807	3,084,106
Adobe, Inc.(a) *	4,099	2,049,992
ANSYS, Inc.*	570	207,366
Autodesk, Inc.*	2,796	853,731
Broadridge Financial Solutions, Inc.	8,960	1,372,672

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cadence Design Systems, Inc.*	4,153	$566,594
Cognizant Technology Solutions Corp., Class A	1,085	88,916
FleetCor Technologies, Inc.*	948	258,643
International Business Machines Corp.(a)	19,345	2,435,149
Mastercard, Inc., Class A(a)	9,077	3,239,944
Microsoft Corp.(a)	88,761	19,742,222
NortonLifeLock, Inc.	2,297	47,732
Oracle Corp.(a)	47,101	3,046,964
Paychex, Inc.(a)	37,522	3,496,300
PayPal Holdings, Inc.(a) *	8,553	2,003,113
salesforce.com, Inc.(a) *	8,414	1,872,367
ServiceNow, Inc.*	1,320	726,568
Synopsys, Inc.*	2,415	626,065
VeriSign, Inc.*	2,195	474,998
Visa, Inc., Class A(a)	15,464	3,382,441
Western Union Co. (The)(a)	97,813	2,146,017

		51,721,900

Technology Hardware & Equipment — 3.8%
Amphenol Corp., Class A	6,804	889,759
Apple, Inc.	7,649	1,014,946
CDW Corp.	2,779	366,244
Cisco Systems, Inc.(a)	59,357	2,656,226
Corning, Inc.	10,000	360,000
F5 Networks, Inc.*	4,093	720,122
FLIR Systems, Inc.(a)	20,984	919,729
HP, Inc.	66,876	1,644,481
Juniper Networks, Inc.	61,152	1,376,532
NetApp, Inc.	18,716	1,239,748
Seagate Technology PLC (Ireland)	21,449	1,333,270
TE Connectivity Ltd. (Switzerland)	14,618	1,769,801
Vontier Corp.(a) *	58,599	1,957,207

		16,248,065

Telecommunication Services — 1.5%
AT&T, Inc.(a)	125,166	3,599,774
CenturyLink, Inc.	10,369	101,098
T-Mobile US, Inc.*	5,233	705,670
Verizon Communications, Inc.(a)	35,589	2,090,854

		6,497,396

Transportation — 1.7%
Alaska Air Group, Inc.	5,409	281,268

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
CH Robinson Worldwide, Inc.	5,792	$543,695
CSX Corp.	17,237	1,564,258
Expeditors International of Washington, Inc.(a)	25,096	2,386,881
JB Hunt Transport Services, Inc.	4,969	679,014
Norfolk Southern Corp.	7,592	1,803,935
Union Pacific Corp.	901	187,606

		7,446,657

Utilities — 1.9%
AES Corp. (The)	4,431	104,128
CenterPoint Energy, Inc.	14,844	321,224
Dominion Energy, Inc.(a)	18,123	1,362,850
Duke Energy Corp.	16,381	1,499,844
Evergy, Inc.	4,117	228,535
NextEra Energy, Inc.	1,861	143,576
NRG Energy, Inc.(a)	92,209	3,462,448
Public Service Enterprise Group, Inc.	5,836	340,239
Southern Co. (The)	8,329	511,650

		7,974,494

TOTAL COMMON STOCKS (Cost $302,097,472)		412,942,538

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%		18,577,393

NET ASSETS - 100.0%		$431,519,931

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of December 31, 2020

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 29, 2024 and November 3, 2025, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.3% of net assets as of December 31, 2020.

The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2020:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Long

Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	33,346	$1,120,425	$1,288,489	$184,992
Ford Motor Co.	Morgan Stanley	269,102	2,351,091	2,365,407	18,153
General Motors Co.	Morgan Stanley	52,145	2,058,216	2,171,318	116,496

		354,593	5,529,732	5,825,214	319,641

Banks
Bank of America Corp.	Morgan Stanley	63,014	1,458,212	1,909,954	478,183
Citigroup, Inc.	Morgan Stanley	4,850	190,468	299,051	115,887
Fifth Third Bancorp	Morgan Stanley	46,242	937,312	1,274,892	369,632
First Republic Bank	Morgan Stanley	4,616	593,389	678,229	86,518
JPMorgan Chase & Co.	Morgan Stanley	9,359	923,170	1,189,248	276,115
PNC Financial Services Group, Inc. (The)	Morgan Stanley	9,656	964,531	1,438,744	503,794
SVB Financial Group	Morgan Stanley	3,560	1,257,021	1,380,675	125,838
Truist Financial Corp.	Morgan Stanley	7,627	217,287	365,562	160,635
US Bancorp	Morgan Stanley	5,144	167,869	239,659	78,810
Wells Fargo & Co.	Morgan Stanley	66,189	1,505,093	1,997,584	503,240

		220,257	8,214,352	10,773,598	2,698,652

Capital Goods
3M Co.	Morgan Stanley	11,922	1,779,482	2,083,846	354,485
AMETEK, Inc.	Morgan Stanley	7,000	455,332	846,580	396,001
Carrier Global Corp.	Morgan Stanley	4,103	49,618	154,765	106,656
Caterpillar, Inc.	Morgan Stanley	3,956	647,025	720,071	75,965
Cummins, Inc.	Morgan Stanley	6,660	1,147,046	1,512,486	391,702
Deere & Co.	Morgan Stanley	3,310	672,294	890,556	224,332
Dover Corp.	Morgan Stanley	12,621	1,079,908	1,593,401	533,659
Eaton Corp. PLC (Ireland)	Morgan Stanley	8,856	603,772	1,063,960	479,736
Emerson Electric Co.	Morgan Stanley	20,825	1,043,989	1,673,705	663,300
Flowserve Corp.	Morgan Stanley	54,112	1,221,050	1,994,027	813,441
Fortive Corp.	Morgan Stanley	6,393	289,470	452,752	164,990
Fortune Brands Home & Security, Inc.	Morgan Stanley	14,488	854,905	1,241,911	397,131
General Dynamics Corp.	Morgan Stanley	3,689	436,535	548,997	126,963
Honeywell International, Inc.	Morgan Stanley	11,137	1,399,381	2,368,840	1,001,311
Howmet Aerospace, Inc.	Morgan Stanley	130,752	1,698,762	3,731,662	2,035,752

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Capital Goods — (continued)
Illinois Tool Works, Inc.	Morgan Stanley	2,062	$345,630	$420,401	$87,717
Johnson Controls International PLC (Ireland)	Morgan Stanley	30,544	1,228,783	1,423,045	209,781
L3Harris Technologies, Inc.	Morgan Stanley	2,298	426,972	434,368	8,327
Lockheed Martin Corp.	Morgan Stanley	4,380	1,615,873	1,554,812	(32,403)
Masco Corp.	Morgan Stanley	32,544	1,301,287	1,787,642	500,035
Northrop Grumman Corp.	Morgan Stanley	1,018	310,035	310,205	2,462
Otis Worldwide Corp.	Morgan Stanley	9,190	412,262	620,785	214,945
PACCAR, Inc.	Morgan Stanley	4,504	386,523	388,605	8,557
Parker-Hannifin Corp.	Morgan Stanley	3,990	944,115	1,086,916	146,396
Pentair PLC (Ireland)	Morgan Stanley	44,864	1,554,920	2,381,830	846,292
Quanta Services, Inc.	Morgan Stanley	55,448	1,832,584	3,993,365	2,175,012
Raytheon Technologies Corp.	Morgan Stanley	2,836	124,819	202,802	82,205
Roper Technologies, Inc.	Morgan Stanley	638	246,721	275,035	29,622
Snap-on, Inc.	Morgan Stanley	13,712	1,587,456	2,346,672	808,383
Stanley Black & Decker, Inc.	Morgan Stanley	4,031	657,286	719,775	66,849
Trane Technologies PLC (Ireland)	Morgan Stanley	7,590	685,705	1,101,764	427,677
TransDigm Group, Inc.	Morgan Stanley	5,332	1,635,554	3,299,708	1,666,910
United Rentals, Inc.	Morgan Stanley	8,342	943,442	1,934,593	992,862
WW Grainger, Inc.	Morgan Stanley	1,721	509,878	702,753	199,254

		534,868	30,128,414	45,862,635	16,206,307

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	4,374	858,992	1,546,034	703,545
IHS Markit Ltd. (Bermuda)	Morgan Stanley	8,997	666,661	808,201	144,840
Nielsen Holdings PLC (United Kingdom).	Morgan Stanley	43,216	698,433	901,918	209,428
Republic Services, Inc.	Morgan Stanley	13,715	1,114,885	1,320,755	225,233
Robert Half International, Inc.	Morgan Stanley	9,854	471,546	615,678	152,183
Waste Management, Inc.	Morgan Stanley	8,209	823,392	968,087	157,650

		88,365	4,633,909	6,160,673	1,592,879

Consumer Durables & Apparel
DR Horton, Inc.	Morgan Stanley	8,198	417,812	565,006	151,613
Garmin Ltd. (Switzerland)	Morgan Stanley	2,381	176,657	284,910	112,890
Hanesbrands, Inc.	Morgan Stanley	114,086	1,445,046	1,663,374	234,657
Leggett & Platt, Inc.	Morgan Stanley	8,750	236,470	387,625	162,297
Lennar Corp., Class A	Morgan Stanley	2,328	113,766	177,463	65,917
Mohawk Industries, Inc.	Morgan Stanley	7,380	601,148	1,040,211	440,256
Newell Brands, Inc.	Morgan Stanley	22,814	365,587	484,341	129,274
NIKE, Inc., Class B	Morgan Stanley	9,856	1,028,621	1,394,328	372,935
PulteGroup, Inc.	Morgan Stanley	29,811	744,025	1,285,450	553,778
PVH Corp.	Morgan Stanley	53,973	2,418,879	5,067,525	2,652,774
Tapestry, Inc.	Morgan Stanley	2,692	28,541	83,667	55,455
Whirlpool Corp.	Morgan Stanley	4,505	417,387	813,107	412,423

		266,774	7,993,939	13,247,007	5,344,269

Consumer Services
McDonald’s Corp.	Morgan Stanley	11,622	2,083,112	2,493,849	455,645

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Consumer Services — (continued)
MGM Resorts International	Morgan Stanley	60,400	$462,909	$1,903,204	$1,441,732
Yum! Brands, Inc.	Morgan Stanley	18,911	1,514,572	2,052,978	564,071

		90,933	4,060,593	6,450,031	2,461,448

Diversified Financials
American Express Co.	Morgan Stanley	1,502	113,368	181,607	70,042
Berkshire Hathaway, Inc., Class B	Morgan Stanley	30,616	6,037,157	7,098,932	1,074,857
BlackRock, Inc.	Morgan Stanley	5,386	2,356,332	3,886,214	1,638,432
Discover Financial Services	Morgan Stanley	28,904	1,063,108	2,616,679	1,588,583
Franklin Resources, Inc.	Morgan Stanley	35,721	636,410	892,668	292,173
Goldman Sachs Group, Inc. (The)	Morgan Stanley	7,834	1,387,840	2,065,904	703,625
Intercontinental Exchange, Inc.	Morgan Stanley	6,242	472,045	719,640	254,779
Invesco Ltd. (Bermuda)	Morgan Stanley	194,907	1,682,152	3,397,229	1,800,686
Moody’s Corp.	Morgan Stanley	1,691	461,631	490,796	36,766
Nasdaq, Inc.	Morgan Stanley	20,523	2,078,742	2,724,223	700,845
S&P Global, Inc.	Morgan Stanley	6,021	1,954,624	1,979,283	34,430
T Rowe Price Group, Inc.	Morgan Stanley	11,194	1,207,427	1,694,660	536,479

		350,541	19,450,836	27,747,835	8,731,697

Energy
Apache Corp.	Morgan Stanley	131,609	634,810	1,867,532	1,243,836
Chevron Corp.	Morgan Stanley	12,420	810,859	1,048,869	270,649
Concho Resources, Inc.	Morgan Stanley	4,620	195,223	269,577	75,794
ConocoPhillips	Morgan Stanley	34,870	973,902	1,394,451	453,495
EOG Resources, Inc.	Morgan Stanley	29,155	1,102,879	1,453,960	352,064
Halliburton Co.	Morgan Stanley	128,767	1,251,714	2,433,696	1,197,272
Kinder Morgan, Inc.	Morgan Stanley	119,679	1,652,474	1,636,012	58,299
Marathon Petroleum Corp.	Morgan Stanley	5,003	115,702	206,924	98,353
National Oilwell Varco, Inc.	Morgan Stanley	90,573	824,250	1,243,567	420,847
Phillips 66.	Morgan Stanley	857	37,727	59,939	24,866
TechnipFMC PLC (United Kingdom)	Morgan Stanley	152,035	1,006,024	1,429,129	432,579
Williams Cos., Inc. (The)	Morgan Stanley	57,632	1,179,123	1,155,522	10,924

		767,220	9,784,687	14,199,178	4,638,978

Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	18,311	493,900	581,557	103,751
Sysco Corp.	Morgan Stanley	14,198	563,986	1,054,344	506,875
Walgreens Boots Alliance, Inc.	Morgan Stanley	9,522	352,196	379,737	34,227
Walmart, Inc.	Morgan Stanley	26,477	3,000,994	3,816,660	884,882

		68,508	4,411,076	5,832,298	1,529,735

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	16,613	631,988	681,133	95,449
Archer-Daniels-Midland Co.	Morgan Stanley	16,807	688,981	847,241	184,520
Campbell Soup Co.	Morgan Stanley	16,932	781,866	818,662	46,405
Coca-Cola Co. (The)	Morgan Stanley	34,070	1,590,020	1,868,399	311,032
Conagra Brands, Inc.	Morgan Stanley	27,398	980,726	993,452	14,492
Constellation Brands, Inc., Class A	Morgan Stanley	11,144	1,566,328	2,441,093	898,866

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Food, Beverage & Tobacco — (continued)
General Mills, Inc.	Morgan Stanley	15,931	$919,247	$936,743	$32,064
JM Smucker Co. (The)	Morgan Stanley	9,586	1,066,671	1,108,142	59,526
Kellogg Co.	Morgan Stanley	18,363	1,252,004	1,142,730	(88,602)
Kraft Heinz Co. (The)	Morgan Stanley	41,777	1,344,002	1,447,991	139,087
Molson Coors Beverage Co., Class B	Morgan Stanley	9,988	355,298	451,358	96,882
Mondelez International, Inc., Class A	Morgan Stanley	3,239	146,387	189,384	47,391
PepsiCo, Inc.	Morgan Stanley	10,535	1,319,395	1,562,341	299,807
Philip Morris International, Inc.	Morgan Stanley	13,309	957,456	1,101,852	177,930
Tyson Foods, Inc., Class A	Morgan Stanley	23,604	1,296,229	1,521,042	250,298

		269,296	14,896,598	17,111,563	2,565,147

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	15,817	1,184,468	1,731,803	566,492
AmerisourceBergen Corp.	Morgan Stanley	10,155	1,033,479	992,753	(38,880)
Anthem, Inc.	Morgan Stanley	3,652	739,475	1,172,621	444,580
Cigna Corp.	Morgan Stanley	219	41,679	45,591	4,260
CVS Health Corp.	Morgan Stanley	17,393	1,031,254	1,187,942	177,064
Danaher Corp.	Morgan Stanley	11,248	1,942,510	2,498,631	568,317
DaVita, Inc.	Morgan Stanley	10,790	914,958	1,266,746	353,514
DENTSPLY SIRONA, Inc.	Morgan Stanley	22,076	1,037,337	1,155,899	123,420
HCA Healthcare, Inc.	Morgan Stanley	2,047	290,083	336,650	47,290
Henry Schein, Inc.	Morgan Stanley	1,002	44,056	66,994	23,289
Hologic, Inc.	Morgan Stanley	29,992	1,771,203	2,184,317	416,075
Humana, Inc.	Morgan Stanley	4,500	1,831,204	1,846,215	23,256
McKesson Corp.	Morgan Stanley	3,525	553,771	613,068	62,916
Medtronic PLC (Ireland)	Morgan Stanley	19,098	1,827,562	2,237,140	443,304
Quest Diagnostics, Inc.	Morgan Stanley	4,197	369,127	500,157	135,317
ResMed, Inc.	Morgan Stanley	629	105,522	133,700	29,894
STERIS PLC (Ireland)	Morgan Stanley	4,044	620,877	766,500	150,261
Stryker Corp.	Morgan Stanley	5,584	1,137,574	1,368,303	238,672
UnitedHealth Group, Inc.	Morgan Stanley	8,961	2,164,735	3,142,444	1,057,082
Universal Health Services, Inc., Class B	Morgan Stanley	8,256	687,493	1,135,200	449,031
Varian Medical Systems, Inc.	Morgan Stanley	11,033	1,909,507	1,930,885	24,549
West Pharmaceutical Services, Inc.	Morgan Stanley	2,451	508,816	694,393	187,439
Zimmer Biomet Holdings, Inc.	Morgan Stanley	1	111	154	329

		196,670	21,746,801	27,008,106	5,487,471

Household & Personal Products
Clorox Co. (The)	Morgan Stanley	3,062	638,543	618,279	(16,943)
Colgate-Palmolive Co.	Morgan Stanley	10,696	719,371	914,615	213,218
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	1,548	237,505	412,062	176,764
Kimberly-Clark Corp.	Morgan Stanley	7,776	1,071,267	1,048,438	2,524
Procter & Gamble Co. (The)	Morgan Stanley	5,443	642,950	757,339	123,564

		28,525	3,309,636	3,750,733	499,127

Insurance
Aflac, Inc.	Morgan Stanley	7,243	256,184	322,096	71,099
Aon PLC, Class A (Ireland)	Morgan Stanley	5,096	901,323	1,076,632	180,306

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Insurance — (continued)
Arthur J Gallagher & Co.	Morgan Stanley	5,722	$611,825	$707,869	$99,786
Assurant, Inc.	Morgan Stanley	546	60,486	74,376	15,132
Cincinnati Financial Corp.	Morgan Stanley	11,310	616,184	988,155	393,544
Globe Life, Inc.	Morgan Stanley	1,667	122,903	158,298	36,533
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	8,504	280,580	416,526	144,089
Loews Corp.	Morgan Stanley	621	17,753	27,957	10,633
Marsh & McLennan Cos., Inc.	Morgan Stanley	15,826	1,646,813	1,851,642	214,393
MetLife, Inc.	Morgan Stanley	17,614	530,661	826,977	321,424
Progressive Corp. (The)	Morgan Stanley	3,704	336,784	366,252	30,262
Prudential Financial, Inc.	Morgan Stanley	14,676	753,672	1,145,755	441,084
Travelers Cos., Inc. (The)	Morgan Stanley	4,700	430,020	659,739	242,639
WR Berkley Corp.	Morgan Stanley	6,318	327,550	419,642	95,116

		103,547	6,892,738	9,041,916	2,296,040

Materials
Amcor PLC (Jersey)	Morgan Stanley	73,138	618,305	860,834	263,268
Avery Dennison Corp.	Morgan Stanley	372	47,061	57,701	11,662
Celanese Corp.	Morgan Stanley	10,633	777,202	1,381,652	625,249
CF Industries Holdings, Inc.	Morgan Stanley	16,749	475,068	648,354	183,028
Dow, Inc.	Morgan Stanley	10,082	413,469	559,551	161,514
DuPont de Nemours, Inc.	Morgan Stanley	49,839	1,805,916	3,544,051	1,786,004
Eastman Chemical Co.	Morgan Stanley	7,290	379,016	731,041	370,701
Ecolab, Inc.	Morgan Stanley	3,539	667,070	765,698	105,887
FMC Corp.	Morgan Stanley	7,506	693,596	862,665	178,685
Freeport-McMoRan, Inc.	Morgan Stanley	19,598	357,022	509,940	153,742
International Paper Co.	Morgan Stanley	23,823	751,579	1,184,480	470,449
Linde PLC (Ireland)	Morgan Stanley	8,004	1,369,425	2,109,134	765,187
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	9,914	417,333	908,717	523,529
Martin Marietta Materials, Inc.	Morgan Stanley	1,631	277,344	463,155	189,467
Mosaic Co. (The)	Morgan Stanley	57,594	1,034,308	1,325,238	298,529
Newmont Corp.	Morgan Stanley	6,249	382,954	374,253	(5,266)
Nucor Corp.	Morgan Stanley	9,993	424,642	531,528	121,431
PPG Industries, Inc.	Morgan Stanley	11,611	1,049,864	1,674,538	642,620
Sealed Air Corp.	Morgan Stanley	53,665	1,336,426	2,457,320	1,148,958
Sherwin-Williams Co. (The)	Morgan Stanley	1,002	684,498	736,380	54,881

		382,232	13,962,098	21,686,230	8,049,525

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	4,787	336,844	444,473	108,423
Alphabet, Inc., Class A	Morgan Stanley	6,606	7,771,359	11,577,940	3,818,450
Charter Communications, Inc., Class A	Morgan Stanley	5,976	2,387,115	3,953,423	1,608,633
Comcast Corp., Class A	Morgan Stanley	25,320	957,302	1,326,768	383,474
Discovery, Inc., Class A	Morgan Stanley	7,579	148,124	228,052	80,437
Electronic Arts, Inc.	Morgan Stanley	1,510	178,922	216,836	38,726
Facebook, Inc., Class A	Morgan Stanley	11,782	2,318,962	3,218,371	903,198
Fox Corp., Class A	Morgan Stanley	29,601	745,245	861,981	127,811

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Media & Entertainment — (continued)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	25,164	$423,411	$591,857	$181,591
Netflix, Inc.	Morgan Stanley	2,763	1,162,842	1,494,037	333,237
Omnicom Group, Inc.	Morgan Stanley	3,422	171,586	213,430	48,680
Take-Two Interactive Software, Inc.	Morgan Stanley	695	92,877	144,414	51,962
Twitter, Inc.	Morgan Stanley	4,902	150,633	265,443	115,323
Walt Disney Co. (The)	Morgan Stanley	11,557	1,123,742	2,093,897	972,991

		141,664	17,968,964	26,630,922	8,772,936

Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	14,955	1,434,658	1,602,428	177,413
Agilent Technologies, Inc.	Morgan Stanley	7,030	681,466	832,985	154,160
Alexion Pharmaceuticals, Inc.	Morgan Stanley	7,373	806,578	1,151,958	346,883
Amgen, Inc.	Morgan Stanley	1,405	304,272	323,038	32,019
Biogen, Inc.	Morgan Stanley	9,254	2,204,547	2,265,934	65,003
Bristol-Myers Squibb Co.	Morgan Stanley	9,868	605,053	612,112	14,310
Gilead Sciences, Inc.	Morgan Stanley	26,204	1,655,509	1,526,645	(88,107)
Illumina, Inc.	Morgan Stanley	939	340,525	347,430	7,705
Incyte Corp.	Morgan Stanley	1,310	131,316	113,944	(16,889)
Johnson & Johnson	Morgan Stanley	42,008	5,489,199	6,611,219	1,373,728
Merck & Co., Inc.	Morgan Stanley	19,655	1,441,421	1,607,779	200,519
PerkinElmer, Inc.	Morgan Stanley	6,361	537,542	912,804	377,375
Pfizer, Inc.	Morgan Stanley	95,665	3,149,756	3,521,429	407,625
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	609	302,330	294,214	(7,374)
Thermo Fisher Scientific, Inc.	Morgan Stanley	4,730	2,056,062	2,203,139	150,772
Viatris, Inc.	Morgan Stanley	65,222	1,005,610	1,222,260	218,454

		312,588	22,145,844	25,149,318	3,413,596

Real Estate
Alexandria Real Estate Equities, Inc., REIT.	Morgan Stanley	5,680	861,691	1,012,290	173,901
American Tower Corp., REIT	Morgan Stanley	2,746	701,429	616,367	(74,629)
AvalonBay Communities, Inc., REIT	Morgan Stanley	3,676	524,527	589,741	80,661
Boston Properties, Inc., REIT	Morgan Stanley	1,131	83,603	106,913	32,656
CBRE Group, Inc., Class A	Morgan Stanley	7,385	358,681	463,187	105,333
Crown Castle International Corp., REIT .	Morgan Stanley	2,607	437,565	415,008	(12,616)
Extra Space Storage, Inc., REIT	Morgan Stanley	139	10,691	16,105	6,090
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	7,432	873,259	941,560	76,899
Prologis, Inc., REIT	Morgan Stanley	6,527	638,551	650,481	16,816
Public Storage, REIT	Morgan Stanley	2,619	462,032	604,806	159,135
Realty Income Corp., REIT	Morgan Stanley	8,135	362,998	505,753	162,591
SBA Communications Corp., REIT	Morgan Stanley	668	205,992	188,463	(16,343)
Simon Property Group, Inc., REIT	Morgan Stanley	11,744	658,918	1,001,528	383,705
Welltower, Inc., REIT	Morgan Stanley	14,534	618,304	939,187	347,119
Weyerhaeuser Co., REIT	Morgan Stanley	154,260	2,665,893	5,172,338	2,536,982

		229,283	9,464,134	13,223,727	3,978,300

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	6,989	$1,080,377	$1,100,837	$23,967
Amazon.com, Inc.	Morgan Stanley	2,964	6,275,840	9,653,541	3,407,537
AutoZone, Inc.	Morgan Stanley	1,156	1,115,626	1,370,369	256,714
Best Buy Co., Inc.	Morgan Stanley	7,727	606,368	771,077	178,022
Booking Holdings, Inc.	Morgan Stanley	185	221,890	412,045	190,776
Dollar General Corp.	Morgan Stanley	6,025	1,212,360	1,267,058	58,568
eBay, Inc.	Morgan Stanley	46,903	1,417,342	2,356,876	963,369
Gap, Inc. (The)	Morgan Stanley	103,538	1,931,469	2,090,432	162,167
Genuine Parts Co.	Morgan Stanley	13,021	1,152,500	1,307,699	173,690
Home Depot, Inc. (The)	Morgan Stanley	2,304	518,132	611,988	103,296
L Brands, Inc.	Morgan Stanley	41,112	1,530,052	1,528,955	1,500
LKQ Corp.	Morgan Stanley	46,990	1,150,074	1,655,928	507,876
Lowe’s Cos., Inc.	Morgan Stanley	10,512	1,276,777	1,687,281	424,807
O’Reilly Automotive, Inc.	Morgan Stanley	1,954	845,823	884,322	40,061
Target Corp.	Morgan Stanley	11,368	1,593,234	2,006,793	444,829
Tractor Supply Co.	Morgan Stanley	12,598	1,625,822	1,771,027	156,200

		315,346	23,553,686	30,476,228	7,093,379

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	12,530	497,369	1,081,339	593,276
Broadcom, Inc.	Morgan Stanley	2,503	843,882	1,095,939	268,975
Intel Corp.	Morgan Stanley	91,852	4,265,531	4,576,067	452,087
KLA Corp.	Morgan Stanley	2,644	584,039	684,558	104,339
Lam Research Corp.	Morgan Stanley	947	255,460	447,240	196,001
Maxim Integrated Products, Inc.	Morgan Stanley	8,385	556,739	743,330	187,717
Micron Technology, Inc.	Morgan Stanley	6,919	324,110	520,170	196,835
NVIDIA Corp.	Morgan Stanley	2,845	774,303	1,485,659	714,076
Qorvo, Inc.	Morgan Stanley	1,877	172,512	312,089	140,123
QUALCOMM, Inc.	Morgan Stanley	11,541	1,667,617	1,758,156	100,564
Skyworks Solutions, Inc.	Morgan Stanley	4,560	404,186	697,133	300,409
Texas Instruments, Inc.	Morgan Stanley	10,906	1,565,941	1,790,002	240,137

		157,509	11,911,689	15,191,682	3,494,539

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	4,753	899,079	1,241,531	352,572
Adobe, Inc.	Morgan Stanley	2,018	665,950	1,009,242	344,583
ANSYS, Inc.	Morgan Stanley	525	149,090	190,995	42,415
Broadridge Financial Solutions, Inc.	Morgan Stanley	14,904	2,077,065	2,283,293	226,698
Cadence Design Systems, Inc.	Morgan Stanley	4,261	431,080	581,328	151,185
Citrix Systems, Inc.	Morgan Stanley	54	5,481	7,025	1,913
Cognizant Technology Solutions Corp., Class A	Morgan Stanley	5,745	351,863	470,803	126,834
FleetCor Technologies, Inc.	Morgan Stanley	916	164,972	249,912	85,475
International Business Machines Corp.	Morgan Stanley	19,958	2,208,635	2,512,313	380,197
Mastercard, Inc., Class A	Morgan Stanley	3,698	1,047,443	1,319,964	277,219
Microsoft Corp.	Morgan Stanley	27,427	4,732,774	6,100,313	1,440,379
NortonLifeLock, Inc.	Morgan Stanley	2,331	43,773	48,438	15,267
Oracle Corp.	Morgan Stanley	48,048	2,239,780	3,108,225	903,665

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
Paychex, Inc.	Morgan Stanley	38,256	$2,273,728	$3,564,694	$1,365,400
PayPal Holdings, Inc.	Morgan Stanley	8,682	1,309,580	2,033,324	726,008
salesforce.com, Inc.	Morgan Stanley	3,731	499,810	830,259	331,489
ServiceNow, Inc.	Morgan Stanley	1,167	446,434	642,352	196,877
Synopsys, Inc.	Morgan Stanley	2,323	459,377	602,215	143,817
VeriSign, Inc.	Morgan Stanley	2,235	456,884	483,654	27,746
Visa, Inc., Class A	Morgan Stanley	14,590	2,557,844	3,191,271	667,009
Western Union Co. (The)	Morgan Stanley	40,979	824,066	899,079	97,034

		246,601	23,844,708	31,370,230	7,903,782

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	4,806	339,722	628,481	293,354
Apple, Inc.	Morgan Stanley	215,249	11,489,480	28,561,390	17,369,018
CDW Corp.	Morgan Stanley	2,801	292,721	369,144	78,998
Cisco Systems, Inc.	Morgan Stanley	86,538	3,588,565	3,872,576	355,916
Corning, Inc.	Morgan Stanley	10,748	358,891	386,928	31,005
F5 Networks, Inc.	Morgan Stanley	4,177	394,722	734,901	341,060
FLIR Systems, Inc.	Morgan Stanley	20,494	659,280	898,252	250,439
HP, Inc.	Morgan Stanley	110,721	1,818,721	2,722,629	954,424
Juniper Networks, Inc.	Morgan Stanley	80,047	1,671,847	1,801,858	163,715
NetApp, Inc.	Morgan Stanley	19,240	804,151	1,274,458	481,382
Seagate Technology PLC (Ireland)	Morgan Stanley	22,238	1,138,495	1,382,314	268,376
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	14,647	862,128	1,773,312	934,536
Vontier Corp.	Morgan Stanley	61,874	1,780,609	2,066,592	288,958

		653,580	25,199,332	46,472,835	21,811,181

Telecommunication Services
AT&T, Inc.	Morgan Stanley	3,111	87,020	89,472	4,041
CenturyLink, Inc.	Morgan Stanley	15,831	158,768	154,352	1,180
T-Mobile US, Inc.	Morgan Stanley	2,800	234,832	377,580	143,388
Verizon Communications, Inc.	Morgan Stanley	33,259	1,765,393	1,953,966	241,470

		55,001	2,246,013	2,575,370	390,079

Transportation
Alaska Air Group, Inc.	Morgan Stanley	5,359	129,673	278,668	149,476
CH Robinson Worldwide, Inc.	Morgan Stanley	1,405	109,616	131,887	24,313
CSX Corp.	Morgan Stanley	17,585	936,113	1,595,839	675,141
Expeditors International of Washington, Inc	Morgan Stanley	24,400	1,598,764	2,320,684	749,347
JB Hunt Transport Services, Inc.	Morgan Stanley	5,194	670,178	709,760	43,441
Norfolk Southern Corp.	Morgan Stanley	5,160	875,417	1,226,068	365,215
Union Pacific Corp.	Morgan Stanley	1,042	188,785	216,965	32,745

		60,145	4,508,546	6,479,871	2,039,678

Utilities
AES Corp. (The)	Morgan Stanley	11,038	195,947	259,393	69,217
CenterPoint Energy, Inc.	Morgan Stanley	15,348	295,851	332,131	39,296
Dominion Energy, Inc.	Morgan Stanley	13,276	945,602	998,355	81,729

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Utilities — (continued)
Duke Energy Corp.	Morgan Stanley	16,648	$1,462,353	$1,524,291	$82,432
Evergy, Inc.	Morgan Stanley	4,491	240,718	249,295	12,527
NextEra Energy, Inc.	Morgan Stanley	1,968	146,037	151,831	6,936
NRG Energy, Inc.	Morgan Stanley	115,025	3,407,279	4,319,189	1,022,281
Public Service Enterprise Group, Inc.	Morgan Stanley	5,752	229,551	335,342	114,876
Southern Co. (The)	Morgan Stanley	9,752	557,055	599,065	50,301

		193,298	7,480,393	8,768,892	1,479,595

Total Reference Entity — Long			303,338,718	421,036,092	122,797,981

Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(19,045)	(1,665,034)	(2,481,373)	(839,065)

Banks
Citizens Financial Group, Inc.	Morgan Stanley	(39,744)	(1,571,688)	(1,421,245)	87,399
Comerica, Inc.	Morgan Stanley	(18,018)	(951,686)	(1,006,486)	(64,708)
Huntington Bancshares, Inc.	Morgan Stanley	(166,016)	(2,214,858)	(2,096,782)	(1,359)
KeyCorp	Morgan Stanley	(55,222)	(1,073,673)	(906,193)	122,661
M&T Bank Corp.	Morgan Stanley	(15,667)	(2,665,080)	(1,994,409)	591,497
People’s United Financial, Inc.	Morgan Stanley	(167,331)	(1,872,567)	(2,163,590)	(342,769)
Regions Financial Corp.	Morgan Stanley	(107,911)	(1,655,499)	(1,739,525)	(139,460)
Zions Bancorp NA	Morgan Stanley	(43,355)	(1,875,684)	(1,883,341)	(41,981)

		(613,264)	(13,880,735)	(13,211,571)	211,280

Capital Goods
A.O. Smith Corp.	Morgan Stanley	(28,178)	(1,347,540)	(1,544,718)	(215,695)
Allegion PLC (Ireland)	Morgan Stanley	(30,748)	(3,197,803)	(3,578,452)	(409,237)
Boeing Co. (The)	Morgan Stanley	(18,053)	(5,613,668)	(3,864,425)	1,668,170
Fastenal Co.	Morgan Stanley	(45,879)	(1,980,954)	(2,240,272)	(301,073)
General Electric Co.	Morgan Stanley	(265,384)	(2,788,356)	(2,866,147)	(102,893)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(1,153)	(234,894)	(196,563)	35,191
IDEX Corp.	Morgan Stanley	(4,943)	(935,427)	(984,646)	(54,199)
Ingersoll Rand, Inc.	Morgan Stanley	(123,022)	(3,830,792)	(5,604,882)	(1,788,933)
Jacobs Engineering Group, Inc.	Morgan Stanley	(40,875)	(4,001,592)	(4,453,740)	(486,428)
Rockwell Automation, Inc.	Morgan Stanley	(9,746)	(2,188,157)	(2,444,394)	(285,553)
Teledyne Technologies, Inc.	Morgan Stanley	(5,448)	(1,988,511)	(2,135,507)	(154,564)
Textron, Inc.	Morgan Stanley	(75,479)	(3,685,740)	(3,647,900)	17,219
Westinghouse Air Brake Technologies Corp	Morgan Stanley	(26,693)	(1,766,579)	(1,953,928)	(199,351)
Xylem, Inc.	Morgan Stanley	(48,611)	(3,727,014)	(4,948,114)	(1,265,422)

		(724,212)	(37,287,027)	(40,463,688)	(3,542,768)

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(20,877)	(2,249,523)	(2,656,598)	(425,411)
Equifax, Inc.	Morgan Stanley	(11,493)	(1,933,987)	(2,216,310)	(293,995)
Rollins, Inc.	Morgan Stanley	(70,690)	(2,043,490)	(2,761,858)	(742,492)
Verisk Analytics, Inc.	Morgan Stanley	(3,095)	(608,635)	(642,491)	(39,923)

		(106,155)	(6,835,635)	(8,277,257)	(1,501,821)

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Consumer Durables & Apparel
Hasbro, Inc.	Morgan Stanley	(3,698)	$(348,754)	$(345,911)	$(4,539)
NVR, Inc.	Morgan Stanley	(880)	(3,410,292)	(3,590,277)	(193,168)
Ralph Lauren Corp.	Morgan Stanley	(43,416)	(3,125,516)	(4,503,976)	(1,390,517)
Under Armour, Inc., Class C	Morgan Stanley	(232,646)	(2,296,916)	(3,461,773)	(1,173,642)
VF Corp.	Morgan Stanley	(52,308)	(3,556,226)	(4,467,626)	(964,629)

		(332,948)	(12,737,704)	(16,369,563)	(3,726,495)

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(20,384)	(390,039)	(441,517)	(52,733)
Chipotle Mexican Grill, Inc.	Morgan Stanley	(1,060)	(1,346,104)	(1,469,913)	(128,839)
Darden Restaurants, Inc.	Morgan Stanley	(16,810)	(2,068,849)	(2,002,407)	52,066
Domino’s Pizza, Inc.	Morgan Stanley	(7,653)	(3,031,076)	(2,934,619)	74,821
Las Vegas Sands Corp.	Morgan Stanley	(18,657)	(1,124,741)	(1,111,957)	(16,521)
Marriott International, Inc., Class A	Morgan Stanley	(4,252)	(468,406)	(560,924)	(94,083)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(88,145)	(3,143,538)	(2,241,527)	889,882
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(17,734)	(1,715,442)	(1,324,552)	377,242
Starbucks Corp.	Morgan Stanley	(6,529)	(648,381)	(698,472)	(81,452)
Wynn Resorts Ltd.	Morgan Stanley	(13,991)	(1,651,886)	(1,578,605)	24,792

		(195,215)	(15,588,462)	(14,364,493)	1,045,175

Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(5,395)	(828,254)	(1,048,410)	(233,160)
Bank of New York Mellon Corp. (The)	Morgan Stanley	(49,585)	(2,101,819)	(2,104,387)	(37,097)
Capital One Financial Corp.	Morgan Stanley	(19,154)	(1,612,381)	(1,893,373)	(300,772)
Cboe Global Markets, Inc.	Morgan Stanley	(7,658)	(959,884)	(713,113)	231,319
Charles Schwab Corp. (The)	Morgan Stanley	(13,057)	(656,463)	(692,543)	(49,057)
CME Group, Inc.	Morgan Stanley	(2,967)	(567,159)	(540,142)	7,319
MarketAxess Holdings, Inc.	Morgan Stanley	(4,270)	(2,207,894)	(2,436,291)	(243,922)
MSCI, Inc.	Morgan Stanley	(9,115)	(3,309,174)	(4,070,121)	(789,494)
Northern Trust Corp.	Morgan Stanley	(40,781)	(4,174,581)	(3,798,342)	246,823
Raymond James Financial, Inc.	Morgan Stanley	(19,527)	(1,509,798)	(1,868,148)	(368,897)
State Street Corp.	Morgan Stanley	(52,158)	(4,061,758)	(3,796,059)	150,741
Synchrony Financial	Morgan Stanley	(32,011)	(1,068,844)	(1,111,102)	(55,935)

		(255,678)	(23,058,009)	(24,072,031)	(1,442,132)

Energy
Baker Hughes Co.	Morgan Stanley	(124,943)	(1,979,015)	(2,605,062)	(649,241)
Cabot Oil & Gas Corp.	Morgan Stanley	(189,983)	(3,666,665)	(3,092,923)	512,448
Devon Energy Corp.	Morgan Stanley	(120,290)	(1,378,718)	(1,901,785)	(567,475)
Diamondback Energy, Inc.	Morgan Stanley	(45,908)	(3,972,533)	(2,221,947)	1,660,923
Exxon Mobil Corp.	Morgan Stanley	(1,171)	(48,628)	(48,269)	452
Hess Corp.	Morgan Stanley	(81,137)	(5,197,636)	(4,283,222)	813,037
HollyFrontier Corp.	Morgan Stanley	(75,941)	(1,618,134)	(1,963,075)	(374,408)
Marathon Oil Corp.	Morgan Stanley	(348,891)	(3,850,333)	(2,327,103)	1,489,461
Occidental Petroleum Corp.	Morgan Stanley	(109,880)	(4,613,775)	(1,902,023)	2,603,715
ONEOK, Inc.	Morgan Stanley	(113,172)	(5,529,165)	(4,343,541)	845,808
Pioneer Natural Resources Co.	Morgan Stanley	(16,654)	(2,254,011)	(1,896,724)	312,031

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Energy — (continued)
Schlumberger NV (Curacao)	Morgan Stanley	(55,434)	$(1,910,828)	$(1,210,124)	$672,655
Valero Energy Corp.	Morgan Stanley	(23,816)	(1,099,273)	(1,347,271)	(273,815)

		(1,307,220)	(37,118,714)	(29,143,069)	7,045,591

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	(121)	(46,437)	(45,590)	(1,072)

Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(43,190)	(2,891,909)	(3,430,582)	(580,333)
Hershey Co. (The)	Morgan Stanley	(4,156)	(616,962)	(633,084)	(22,363)
Hormel Foods Corp.	Morgan Stanley	(61,357)	(2,955,908)	(2,859,850)	65,585
Lamb Weston Holdings, Inc.	Morgan Stanley	(22,384)	(2,047,036)	(1,762,516)	264,566
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(5,310)	(518,849)	(507,636)	6,805
Monster Beverage Corp.	Morgan Stanley	(1,878)	(165,597)	(173,677)	(8,450)

		(138,275)	(9,196,261)	(9,367,345)	(274,190)

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(11,125)	(2,351,338)	(3,606,725)	(1,315,827)
Align Technology, Inc.	Morgan Stanley	(2,833)	(1,156,326)	(1,513,899)	(361,854)
Baxter International, Inc.	Morgan Stanley	(9,503)	(802,966)	(762,521)	33,324
Becton Dickinson and Co.	Morgan Stanley	(1,517)	(400,103)	(379,584)	17,269
Boston Scientific Corp.	Morgan Stanley	(55,468)	(2,100,349)	(1,994,075)	98,265
Cardinal Health, Inc.	Morgan Stanley	(40,631)	(2,232,993)	(2,176,196)	28,521
Centene Corp.	Morgan Stanley	(16,047)	(1,050,243)	(963,301)	88,633
Cerner Corp.	Morgan Stanley	(1,754)	(134,082)	(137,654)	(4,177)
Cooper Cos., Inc. (The)	Morgan Stanley	(9,383)	(3,016,669)	(3,409,032)	(404,248)
DexCom, Inc.	Morgan Stanley	(12,871)	(4,936,749)	(4,758,666)	154,105
Edwards Lifesciences Corp.	Morgan Stanley	(36,396)	(2,853,809)	(3,320,407)	(488,492)
IDEXX Laboratories, Inc.	Morgan Stanley	(1,082)	(446,491)	(540,859)	(97,380)
Intuitive Surgical, Inc.	Morgan Stanley	(1,181)	(886,697)	(966,176)	(92,586)
Laboratory Corp. of America Holdings	Morgan Stanley	(778)	(158,595)	(158,362)	(109)
Teleflex, Inc.	Morgan Stanley	(7,450)	(2,680,851)	(3,066,197)	(405,398)

		(208,019)	(25,208,261)	(27,753,654)	(2,749,954)

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(20,230)	(1,742,825)	(1,764,663)	(36,844)

Insurance
Allstate Corp. (The)	Morgan Stanley	(8,152)	(785,590)	(896,149)	(118,811)
American International Group, Inc.	Morgan Stanley	(22,545)	(1,115,777)	(853,554)	229,245
Chubb Ltd. (Switzerland)	Morgan Stanley	(11,907)	(1,489,001)	(1,832,725)	(358,286)
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	(3,428)	(727,701)	(802,461)	(81,242)
Lincoln National Corp.	Morgan Stanley	(49,380)	(2,996,888)	(2,484,308)	441,774
Principal Financial Group, Inc.	Morgan Stanley	(23,817)	(1,288,606)	(1,181,561)	58,466
Unum Group	Morgan Stanley	(55,922)	(1,671,899)	(1,282,851)	334,918
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(22,318)	(4,412,832)	(4,701,956)	(328,580)

		(197,469)	(14,488,294)	(14,035,565)	177,484

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(8,619)	$(2,360,707)	$(2,354,883)	$(26,303)
Albemarle Corp.	Morgan Stanley	(37,088)	(3,340,930)	(5,471,222)	(2,212,649)
Ball Corp.	Morgan Stanley	(6,988)	(607,466)	(651,142)	(48,095)
Corteva, Inc.	Morgan Stanley	(105,294)	(2,949,752)	(4,076,984)	(1,155,322)
International Flavors & Fragrances, Inc.	Morgan Stanley	(38,996)	(4,796,559)	(4,244,325)	459,974
Packaging Corp. of America	Morgan Stanley	(11,770)	(1,307,654)	(1,623,201)	(336,264)
Vulcan Materials Co.	Morgan Stanley	(4,445)	(652,553)	(659,238)	(12,451)
Westrock Co.	Morgan Stanley	(47,381)	(1,581,244)	(2,062,495)	(506,025)

		(260,581)	(17,596,865)	(21,143,490)	(3,837,135)

Media & Entertainment
DISH Network Corp., Class A	Morgan Stanley	(59,279)	(2,451,237)	(1,917,083)	524,759
Live Nation Entertainment, Inc.	Morgan Stanley	(31,959)	(2,313,519)	(2,348,347)	(43,679)
News Corp., Class A	Morgan Stanley	(19,864)	(304,656)	(356,956)	(55,197)
ViacomCBS, Inc., Class B	Morgan Stanley	(2,532)	(81,166)	(94,342)	(17,983)

		(113,634)	(5,150,578)	(4,716,728)	407,900

Pharmaceuticals, Biotechnology & Life Sciences
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(4,312)	(2,191,258)	(2,513,637)	(330,748)
Catalent, Inc.	Morgan Stanley	(37,656)	(3,278,357)	(3,918,860)	(653,164)
Eli Lilly & Co.	Morgan Stanley	(4,733)	(754,434)	(799,120)	(47,380)
IQVIA Holdings, Inc.	Morgan Stanley	(16,915)	(2,813,159)	(3,030,661)	(228,703)
Mettler-Toledo International, Inc.	Morgan Stanley	(373)	(392,326)	(425,101)	(34,039)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(99,301)	(5,693,386)	(4,440,741)	1,154,759
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(18,630)	(4,792,838)	(4,403,014)	368,168
Waters Corp.	Morgan Stanley	(4,346)	(973,953)	(1,075,287)	(106,167)
Zoetis, Inc.	Morgan Stanley	(804)	(135,106)	(133,062)	1,668

		(187,070)	(21,024,817)	(20,739,483)	124,394

Real Estate
Digital Realty Trust, Inc., REIT	Morgan Stanley	(24,086)	(3,529,806)	(3,360,238)	95,326
Duke Realty Corp., REIT	Morgan Stanley	(18,647)	(722,282)	(745,321)	(25,606)
Equinix, Inc., REIT	Morgan Stanley	(6,677)	(4,671,972)	(4,768,580)	(147,494)
Equity Residential, REIT	Morgan Stanley	(21,819)	(1,330,918)	(1,293,430)	(1,315)
Essex Property Trust, Inc., REIT	Morgan Stanley	(7,531)	(1,760,815)	(1,788,010)	(63,827)
Federal Realty Investment Trust, REIT	Morgan Stanley	(17,981)	(1,487,822)	(1,530,543)	(67,170)
Healthpeak Properties, Inc., REIT	Morgan Stanley	(89,058)	(2,458,749)	(2,692,223)	(292,680)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(51,644)	(695,288)	(755,552)	(67,897)
Iron Mountain, Inc., REIT	Morgan Stanley	(48,129)	(1,614,601)	(1,418,843)	71,930
Kimco Realty Corp., REIT	Morgan Stanley	(96,188)	(1,272,432)	(1,443,782)	(196,079)
Regency Centers Corp., REIT	Morgan Stanley	(39,589)	(2,573,115)	(1,804,863)	657,373
SL Green Realty Corp., REIT	Morgan Stanley	(29,626)	(1,939,247)	(1,765,117)	40,524
UDR, Inc., REIT	Morgan Stanley	(47,016)	(1,670,136)	(1,806,825)	(164,328)
Ventas, Inc., REIT	Morgan Stanley	(1)	(73)	(49)	305
Vornado Realty Trust, REIT	Morgan Stanley	(54,242)	(2,584,613)	(2,025,396)	475,300

		(552,234)	(28,311,869)	(27,198,772)	314,362

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Retailing
CarMax, Inc.	Morgan Stanley	(34,891)	$(3,233,509)	$(3,295,804)	$(74,779)
Dollar Tree, Inc.	Morgan Stanley	(23,113)	(2,547,033)	(2,497,129)	40,131
Etsy, Inc.	Morgan Stanley	(24,092)	(3,015,412)	(4,286,208)	(1,282,418)
Expedia Group, Inc.	Morgan Stanley	(32,368)	(4,074,884)	(4,285,523)	(282,283)
Pool Corp.	Morgan Stanley	(8,048)	(2,812,016)	(2,997,880)	(204,844)
Ross Stores, Inc.	Morgan Stanley	(31,402)	(3,219,172)	(3,856,480)	(649,735)
Tiffany & Co.	Morgan Stanley	(8,699)	(1,128,926)	(1,143,484)	(22,478)
TJX Cos., Inc. (The)	Morgan Stanley	(21,055)	(1,338,183)	(1,437,846)	(104,663)
Ulta Beauty, Inc.	Morgan Stanley	(5,302)	(1,369,534)	(1,522,522)	(158,112)

		(188,970)	(22,738,669)	(25,322,876)	(2,739,181)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(46,934)	(3,952,781)	(4,304,317)	(371,853)
Analog Devices, Inc.	Morgan Stanley	(4,039)	(564,169)	(596,682)	(35,826)
Microchip Technology, Inc.	Morgan Stanley	(1,089)	(131,191)	(150,402)	(20,952)
Teradyne, Inc.	Morgan Stanley	(8,557)	(874,122)	(1,025,899)	(155,412)
Xilinx, Inc.	Morgan Stanley	(15,820)	(1,882,292)	(2,242,801)	(379,339)

		(76,439)	(7,404,555)	(8,320,101)	(963,382)

Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(21,826)	(2,284,603)	(2,291,512)	(15,646)
Automatic Data Processing, Inc.	Morgan Stanley	(3,983)	(669,166)	(701,805)	(38,817)
DXC Technology Co.	Morgan Stanley	(91,799)	(2,424,583)	(2,363,824)	28,719
Fidelity National Information Services, Inc.	Morgan Stanley	(27,946)	(3,946,139)	(3,953,241)	(42,689)
Fiserv, Inc.	Morgan Stanley	(9,985)	(1,113,831)	(1,136,892)	(27,175)
Fortinet, Inc.	Morgan Stanley	(42,566)	(5,614,121)	(6,322,328)	(741,125)
Gartner, Inc.	Morgan Stanley	(5,226)	(821,739)	(837,153)	(18,374)
Global Payments, Inc.	Morgan Stanley	(23,418)	(4,183,491)	(5,044,706)	(914,269)
Intuit, Inc.	Morgan Stanley	(1,038)	(392,565)	(394,284)	(3,614)
Jack Henry & Associates, Inc.	Morgan Stanley	(7,810)	(1,410,917)	(1,265,142)	133,348
Leidos Holdings, Inc.	Morgan Stanley	(18,871)	(1,756,669)	(1,983,720)	(254,310)
Paycom Software, Inc.	Morgan Stanley	(6,017)	(1,931,197)	(2,721,188)	(797,333)
Tyler Technologies, Inc.	Morgan Stanley	(6,119)	(2,195,993)	(2,671,066)	(483,460)

		(266,604)	(28,745,014)	(31,686,861)	(3,174,745)

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(12,829)	(3,112,919)	(3,727,723)	(627,257)
Hewlett Packard Enterprise Co.	Morgan Stanley	(231,714)	(2,391,938)	(2,745,811)	(389,760)
IPG Photonics Corp.	Morgan Stanley	(16,556)	(2,221,119)	(3,705,067)	(1,517,948)
Keysight Technologies, Inc.	Morgan Stanley	(30,797)	(3,145,290)	(4,067,976)	(978,168)
Motorola Solutions, Inc.	Morgan Stanley	(18,890)	(2,839,899)	(3,212,433)	(410,181)
Western Digital Corp.	Morgan Stanley	(95,733)	(6,411,539)	(5,302,651)	1,027,524
Xerox Holdings Corp.	Morgan Stanley	(101,481)	(2,039,306)	(2,353,344)	(351,009)
Zebra Technologies Corp., Class A	Morgan Stanley	(2,013)	(633,216)	(773,656)	(142,656)

		(510,013)	(22,795,226)	(25,888,661)	(3,389,455)

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Transportation
American Airlines Group, Inc.	Morgan Stanley	(94,120)	$(1,616,655)	$(1,484,272)	$126,283
Delta Air Lines, Inc.	Morgan Stanley	(25,945)	(988,772)	(1,043,248)	(58,096)
FedEx Corp.	Morgan Stanley	(1,165)	(325,255)	(302,457)	20,974
Kansas City Southern	Morgan Stanley	(6,341)	(1,182,007)	(1,294,388)	(126,769)
Old Dominion Freight Line, Inc.	Morgan Stanley	(2,986)	(592,957)	(582,808)	6,574
Southwest Airlines Co.	Morgan Stanley	(31,691)	(1,345,617)	(1,477,118)	(136,560)
United Airlines Holdings, Inc.	Morgan Stanley	(23,939)	(1,394,880)	(1,035,362)	354,295
United Parcel Service, Inc., Class B	Morgan Stanley	(811)	(140,370)	(136,572)	3,528

		(186,998)	(7,586,513)	(7,356,225)	190,229

Utilities
Alliant Energy Corp.	Morgan Stanley	(32,944)	(1,753,644)	(1,697,604)	21,148
Ameren Corp.	Morgan Stanley	(27,354)	(2,133,563)	(2,135,253)	(71,291)
American Electric Power Co., Inc.	Morgan Stanley	(25,167)	(2,230,173)	(2,095,656)	56,386
American Water Works Co., Inc.	Morgan Stanley	(5,223)	(742,486)	(801,574)	(66,575)
Atmos Energy Corp.	Morgan Stanley	(13,426)	(1,391,280)	(1,281,243)	78,782
CMS Energy Corp.	Morgan Stanley	(35,897)	(2,278,981)	(2,190,076)	51,735
Consolidated Edison, Inc.	Morgan Stanley	(21,075)	(1,659,110)	(1,523,090)	97,484
DTE Energy Co.	Morgan Stanley	(12,874)	(1,666,952)	(1,563,032)	47,907
Edison International	Morgan Stanley	(49,752)	(3,494,198)	(3,125,421)	202,666
Entergy Corp.	Morgan Stanley	(17,179)	(1,791,287)	(1,715,151)	14,244
Eversource Energy	Morgan Stanley	(27,159)	(2,316,359)	(2,349,525)	(86,336)
Exelon Corp.	Morgan Stanley	(41,687)	(2,041,030)	(1,760,025)	212,408
FirstEnergy Corp.	Morgan Stanley	(55,933)	(1,739,989)	(1,712,109)	5,498
NiSource, Inc.	Morgan Stanley	(40,276)	(1,212,457)	(923,931)	258,648
Pinnacle West Capital Corp.	Morgan Stanley	(23,102)	(2,105,159)	(1,847,005)	207,214
PPL Corp.	Morgan Stanley	(58,772)	(1,816,952)	(1,657,370)	107,438
Sempra Energy	Morgan Stanley	(8,653)	(1,062,853)	(1,102,479)	(57,316)
WEC Energy Group, Inc.	Morgan Stanley	(18,854)	(1,749,434)	(1,735,134)	(31,475)
Xcel Energy, Inc.	Morgan Stanley	(26,598)	(1,747,429)	(1,773,289)	(76,059)

		(541,925)	(34,933,336)	(32,988,967)	972,506

Total Reference Entity — Short			(395,140,840)	(406,712,026)	(17,729,318)

Net Value of Reference Entity			$(91,802,122)	$14,324,066	$105,068,663

*	Includes $(1,057,505) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $105,068,663, which are considered Level 2 as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.